Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical distribution of net consolidated revenues
Net revenue (notes 6 and 24)	€ 4,933,118	€ 5,340,038	€ 5,098,691
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue (notes 6 and 24)	3,154,549	3,599,746	3,390,811
Spain
Geographical distribution of net consolidated revenues
Net revenue (notes 6 and 24)	362,407	339,169	268,287
European Union
Geographical distribution of net consolidated revenues
Net revenue (notes 6 and 24)	544,042	495,323	588,375
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue (notes 6 and 24)	€ 872,120	€ 905,800	€ 851,218